Contributed Equity (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

	30-Jun-24	31-Dec-23	30-Jun-24	31-Dec-23
	Shares	Shares	US$	US$
(a) Share capital
Ordinary shares
Fully paid	489,003,935	488,733,461	338,426,226	388,425,286

(b)	Ordinary share capital
Date	Details	Note	Number of Shares	US$
1-Jan-24	Balance		488,733,461	388,425,286
	Exercise of options		33,334	10,976
	Exercise of performance rights		237,140	-
	Share issue costs		-	(10,036)
30-Jun-24	Balance		489,003,935	388,426,226